Employee Benefit Plans (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Change in plan assets:
Beginning balance	$ 860	$ 705
Actual return on plan assets	108	153
Employer Contributions	61	61
Benefits paid	(58)	(59)
Ending balance	971	860
Funded status - underfunded	(296)	(258)
Accumulated benefit obligation	1,224	1,075
Underfunded status of our pension plans and other postretirement benefit plans
Current liabilities	7	1
Noncurrent liabilities	289	257
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	(3)	(4)
Net actuarial loss	(657)	(621)
Other Postretirement Benefits [Member]
Change in plan assets:
Beginning balance	148	126
Actual return on plan assets	17	25
Employer Contributions	15	16
Plan participants' contributions	6	5
Benefits paid	(24)	(24)
Ending balance	162	148
Funded status - underfunded	(127)	(111)
Underfunded status of our pension plans and other postretirement benefit plans
Current liabilities	8	8
Noncurrent liabilities	119	103
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	10	15
Net actuarial loss	(20)	(9)
Amounts included in net regulatory assets associated with our FERC-regulated gas pipelines:
Prior service credit	20	28
Net actuarial loss	$ (48)	$ (40)